CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 93,026	$ 87,024
Trade receivables, net	42,977	57,129
Contract acquisition costs	8,638
Other current assets	8,275	8,311
Total current assets	152,916	152,464
Non-current assets:
Contract acquisition costs	16,959
Property and equipment, net	3,828	3,473
Goodwill	6,031	6,196
Intangible assets, net	6,355	7,528
Other non-current assets	3,916	3,137
Total non-current assets	37,089	20,334
Total assets	190,005	172,798
Current liabilities:
Trade and other payables	30,885	30,562
Provisions	670	1,145
Contract liabilities - deferred revenue	101,072	118,601
Borrowings	177	1,188
Total current liabilities	132,804	151,496
Non-current liabilities:
Provisions	999	787
Contract liabilities - deferred revenue	24,807	21,618
Borrowings	806	7
Total non-current liabilities	26,612	22,412
Total liabilities	159,416	173,908
Equity (Deficit)
Share capital	3,098	3,059
Share premium	206,186	201,536
Foreign currency translation reserve	643	672
Share-based payments reserve	22,570	13,854
Other reserves	114	49
Accumulated losses	(202,022)	(220,280)
Total shareholders' equity (deficit)	30,589	(1,110)
Total liabilities and shareholders’ equity (deficit)	$ 190,005	$ 172,798